Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line method over estimated useful life	50 years		50 years
Enterprise income tax percentage	25.00%		25.00%
Translation adjustment of gain (Loss) (in Dollars)	$ 363,102	$ 47,810	$ 375,277	$ 896,587
Statutory surplus reserve fund, description	Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).		Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset and liability average translation rates description	For business in China, asset and liability accounts at March 31, 2022, and December 31, 2021, were translated at 6.3418 RMB to $1 USD and 6.3588 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the three months ended March 31, 2022, and 2021 were 6.3454 RMB and 6.5335 RMB to $1 USD, respectively.		For business in China, asset and liability accounts at December 31, 2021 and 2020 were translated at 6.3588 RMB to $1 USD and 6.5277 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the years ended December 31, 2021 and 2020 were 6.4499 RMB and 6.9001 RMB to $1 USD, respectively.
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset and liability average translation rates description	For business in Singapore, asset and liability accounts at March 31, 2022, and December 31, 2021, were translated at 1.3538 SGD to $1 USD and 1.3493 SGD to $1 USD, respectively. The average translation rate applied to the statements of income for the three months ended March 31, 2021, was 1.3521 SGD to $1 USD.		For business in Singapore, asset and liability accounts at December 31, 2021 and 2020 was translated at 1.3493 SGD to $1 USD and 1.3217 SGD to $1 USD respectively. The average translation rates applied to the statements of income for the years ended December 31, 2021 and 2020 was 1.3435 SGD to $1 USD and 1.3792 SGD to $1 USD respectively.
Apple Orchard [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated production life	10 years		10 years
Agritech Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity	60.00%		60.00%
Equity interest holder, percentage	40.00%		40.00%
Fukang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity	99.00%		99.00%
Equity interest holder, percentage	1.00%		1.00%
Zhonglian [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity	65.00%		65.00%
Equity interest holder, percentage	35.00%		35.00%
Yunnan Muliang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity	80.00%		80.00%
Equity interest holder, percentage	20.00%		20.00%
Heilongjiang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity	51.00%		51.00%
Equity interest holder, percentage	49.00%		49.00%